Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate of the Company’s provision for income taxes differed from the federal statutory rate as follows:

	Year Ended December 31,
($ in thousands)	2024	2023
Federal tax at statutory rate	21.00%	21.00%
State income tax	(3.12)%	3.26%
R&D tax credit	0.79%	0.65%
Stock compensation expense	(0.07)%	(0.26)%
Interest on convertible notes	0.00%	(0.87)%
Unrealized gains and losses, net, for liability classified warrants	(0.59)%	0.29%
Unrealized gains and losses, net, for convertible debt	(5.20)%	(8.24)%
Realized gains and losses, net, for extinguishment of convertible debt	0.00%	(2.09)%
Adjustment to prior period federal deferred tax assets	(0.38)%	4.55%
Non-deductible expenses	(0.03)%	(0.02)%
Other	(0.68)%	0.00%
Change in valuation allowance	(11.72)%	(18.27)%
Total effective income tax rate	0.00%	0.00%

Schedule of Net Deferred Tax Assets

Significant components of deferred tax assets for federal and state income taxes were as follows:

	December 31,	December 31,
($ in thousands)	2024	2023
Deferred tax assets:
Net operating losses	$23,936	$21,911
Finance charges and origination fees	133	602
Accrued compensation	314	232
Stock-based compensation	47	83
Section 174 research and development capitalization	2,771	1,642
Capitalized start-up fees	209	231
Tax credits	1,103	903
Total deferred tax assets	28,513	25,604
Valuation allowance	(28,513)	(25,604)
Net deferred tax assets	$—	$—

Schedule of Uncertain Tax Positions	The following schedule provides the roll forward of the Company’s uncertain tax positions in 2024:
($ in thousands)	Uncertain Tax Position
Balance as of December 31, 2023	$110
Increase due to previously unrecognized tax benefits from prior years	749
Increase due to current year unrecognized tax benefits	85
Balance as of December 31, 2024	$944